Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 6,035	¥ 13,235	¥ 12,689
Additions for tax positions of the current year	149	73
Additions for tax positions of prior years	431	805	1,442
Reductions for tax positions of prior years	(2,139)	(8,354)	(1,106)
Settlements with tax authorities	(1,264)	(2,471)
Additions from acquisitions		4,066
Other	(279)	(1,319)	210
Balance at end of year	¥ 2,933	¥ 6,035	¥ 13,235